OTHER CURRENT ASSETS - Summary of other current assets (Detail) ¥ in Thousands, $ in Thousands		Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Other Assets [Abstract]
Due from a rental service company	[1]	¥ 52,410		¥ 43,786
Deductible input value added tax		35,660		93,008
Due from a service provider	[2]	9,501
Others		4,232		9,765
Total		¥ 101,803	$ 14,994	¥ 146,559

[1]	As of September 30, 2020 and 2019, the balance due from a rental service company represented the reimbursement renovation costs due from the rental service company. The Company started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Company for costs incurred for the renovation. The Company then makes payments to the rental service company in installments equal to the reimbursed renovation costs plus interest and tax over a period of five years.
[2]	Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. To support the operation services, the Company made interest free loans to the service provider and the loans are repayable on demand.